Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Assets [Abstract]
Governmental institutions	$ 32,330	$ 33,972
Prepaid expenses	122,532	322,198
Deferred contract costs		57,392	$ 68,427
Advance to suppliers	72,799
Interest receivable and other current assets	55,349	8,357
Total	$ 283,010	$ 421,919